Cover Page	Jul. 29, 2024
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity Registrant Name	SPIRIT AIRLINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35186
Entity Tax Identification Number	38-1747023
Entity Address, Address Line One	1731 Radiant Drive
Entity Address, City or Town	Dania Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SAVE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001498710
Amendment Flag	false